Term Deposits	12 Months Ended
Mar. 31, 2023
Term Deposit [Abstract]
Term Deposits
23)
TERM DEPOSITS

	As at March 31
Particulars	2022	2023
Term deposits	264,185	202,674
Total	264,185	202,674
Non-current	6	5,618
Current	264,179	197,056
Total	264,185	202,674

As at March 31, 2023, term deposits amounting to USD 2,727 (March 31, 2022: Nil) marked as lien with National Company Law Appellate Tribunal and USD 1,269 (March 31, 2022: USD 594) pledged mainly with banks against bank guarantees, bank overdraft facility and other facilities.

The Group’s exposure to credit risk and interest rate risk along with sensitivity analysis for financial assets is disclosed in note 5 and 34.